Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Swan Defined Risk Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%		13.10%
Swan Defined Risk Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%	(0.33%)		1.35%
Swan Defined Risk Fund | Swan Defined Risk Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.04%	8.67%		8.52%
Swan Defined Risk Fund | Swan Defined Risk Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.06%	4.73%		3.75%
Swan Defined Risk Fund | Swan Defined Risk Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.36%	5.13%		3.56%
Swan Defined Risk Fund | Swan Defined Risk Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.47%	6.17%		4.59%
Swan Defined Risk Fund | Swan Defined Risk Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	5.29%		4.01%
Swan Defined Risk Fund | Swan Defined Risk Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.91%	4.78%		3.57%
Swan Defined Risk Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	25.02%	14.53%	17.30%
Swan Defined Risk Growth Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	1.25%	(0.33%)	1.17%
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	15.04%	8.67%	10.89%
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.47%	7.32%	9.71%
Performance Inception Date		Dec. 27, 2018
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		14.94%	7.75%	10.10%
Performance Inception Date		Dec. 27, 2018
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		16.11%	8.80%	10.99%
Performance Inception Date		Dec. 27, 2018
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.56%	7.48%	9.77%
Swan Defined Risk Growth Fund | Swan Defined Risk Growth Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	6.82%	8.67%

[1]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[3]	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.
[4]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[6]	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.